Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, at Cost Less Accumulated Depreciation	Property and equipment, at cost less accumulated depreciation, consisted of the following:
	As of June 30,
	2024	2023
	US$	US$
Buildings	$4,005,600	$3,950,720
Computer and office equipment	158,033	153,083
Machinery and equipment	1,817,171	1,799,688
Vehicles	773,097	703,969
Subtotal	6,753,901	6,607,460
Less: accumulated depreciation	(3,963,010)	(3,515,567)
Property and equipment, net	$2,790,891	$3,091,893